Revenues - Summary Of Accrual and Release (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accrual and release [abstract]
At January 1	¥ 2,286	¥ 1,994
Deferred during the year	1,613	1,519
Recognized as revenue during the year	(1,654)	(1,227)
At December 31	2,245	2,286
Less: the related pending output value added tax therein	188	240
Accrual and release	¥ 2,057	¥ 2,046